SASCO 2007-BNC1
Credit Risk Management Report
December 2007
2008 Clayton Fixed Income Services Inc. All rights reserved.
2008 Clayton Fixed Income Services Inc. All rights reserved.
The Report is based upon information provided to Clayton Fixed Income Services Inc.
by third parties and therefore Clayton Fixed Income Services Inc. cannot, and does not, warrant that the information contained in this Report is accurate or complete.
The information contained in this Report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this Report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this Report constitutes a recommendation to buy, sell, or hold that or any security.
Table of Contents
Section One
Executive Summary
Section Two
Loan-Level Report
Section Three
Prepayment Penalty Analysis
Section Four
Loss Analysis
Section Five
Analytics
2008 Clayton Fixed Income Services Inc. All rights reserved.
Section One
Executive Summary
2008 Clayton Fixed Income Services Inc. All rights reserved.
SASCO 2007-BNC1
Executive Summary
December 2007
2008 Clayton Fixed Income Services Inc. All rights reserved.
OTS Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month. Similarly for 60 days delinquent and the second immediately succeeding month and 90 days delinquent and the third immediately succeeding month.
0
Transaction Summary
Master Servicer: Aurora Loan Services Master Servicing
Servicer(s): America's Servicing Company, Aurora Loan Services, Chase Home
Finance
Delinquency Reporting Method:
Closing Date: 10/30/2007
Depositor: Structured Asset Securities Corporation
Trustee(s): US Bank NA
Collateral Summary
Loan Count 3,210 3,176 98.94%
Collateral Balance $747,599,616 $736,718,840 98.54%
Closing Date
As of 12/25/2007
12/25/2007 Balance as
Percentage of Closing Date
Balance
2008 Clayton Fixed Income Services Inc. All rights reserved.
Collateral Statistics
Early Payment Defaults* 89 $29,183,509
* A default that occurs on the second or third scheduled payment.
Loan Count Summed Balance
60+ Days Delinquent 19 $1,475,837
90+ Days Delinquent 1 $76,895
30+ Days Delinquent 20 $1,434,140
Total Outstanding Second Lien Loans 236 $14,807,359
Loan Count Summed Balance
Second Lien Statistics
12/25/2007 $0 0
Loss Summary
Remittance Losses Remitted to the Trust Number of Loan-Level Losses/Gains
Loss Analysis
For each remittance, Clayton analyzes each loan-level loss to ensure that the accurate amount of sale, MI, and hazard insurance proceeds are remitted to the trust. We also review these losses to ensure servicing advances, such as escrow advances and foreclosure fees, are reasonable. If any discrepancies are identified, Clayton actively pursues the servicer to mitigate the loss. Please refer to the Loss Analysis section of this report for details regarding losses to the security. Below is a summary of the losses passed through in this remittance.
Loss Issues for Current Month
12/25/2007 $86,147 $86,147 $0
Remittance Date Amount Remitted to the
Trust
Amount Remitted by the
Servicers
Difference
Total Cash Flows
For each remittance, Clayton reconciles the prepayment penalties that are collected by the servicers and remitted to the trust to ensure all appropriate funds are passed to the certificateholders. Please refer to the
Prepayment Penalty Analysis section of this report for details regarding paid-off loans with prepayment penalty flags. The table below provides a summary of Clayton's reconciliation for this remittance.
Prepayment Penalty Analysis
Prepayments
11/25/2007 $746,499,908 $4,492,088 0.60
12/25/2007 $741,808,667 $4,707,189 0.63
Remittance Date Beginning Collateral Balance Total Prepayments Percentage of Prepayment
SASCO 2007-BNC1 as of 12/25/2007
Section Two
Loan-Level Report
2008 Clayton Fixed Income Services Inc. All rights reserved.
2008 Clayton Fixed Income Services Inc. All rights reserved.
Loan-Level Report Definitions
FICO : Represents the borrower's credit score at the time of securitization/origination. FICO:
Last Paid Date:
Valuation:
C
Liquidation Date:
Estimated Loss/(Gain):
Delinquency Status:
Last Paid Date: Either the interest paid-through date or the last contractually due payment made by the borrower.
Clayton Fixed Income Services Inc. uses this date to calculate delinquencies.
Valuation: Represents what is believed to be the most accurate known value of a property based on Clayton Fixed
Income Services Inc.'s internal formulas. Several value appraisals may exist for a property, yet only what is believed to be the most accurate value according to these formulas is shown on the report. When no value is available, a valuation known as an "internal estimate" is calculated according to an internal formula that adjusts the original value of the property by the Housing Price Index (HPI) and a discount based on credit class.
Liquidation Date: Clayton Fixed Income Services Inc.'s internal estimate of the date on which the loan will liquidate if it proceeds through foreclosure and REO. This date takes into consideration servicing and state foreclosure timelines, as well as an estimated REO marketing period.
Estimated Loss/(Gain): Clayton Fixed Income Services Inc.'s internal estimate of the loss (or gain) that the loan will experience if it liquidates on the Liquidation Date.
Delinquency Status: Indicates the monthly payment and delinquency history for an individual loan. The right-most character specifies the last known delinquency status, according to the following:
3
6
9
F
R
0
The contractually due payment arrived on time.
The contractually due payment has not arrived within thirty days.
The contractually due payment has not arrived within sixty days.
The contractually due payment has not arrived within ninety days.
The property is in the process of foreclosure.
The property is real estate owned (REO).
The mortgage has either liquidated or been paid off.
OTS Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month.
OTS Delinquency Method:
MBA Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the last day of the month in which the payment was due.
MBA Delinquency Method:
SASCO 2007-BNC1 Loan-Level Report
Mortgage Data Through: November 30, 2007
2008 Clayton Fixed Income Services Inc. All rights reserved.
* The estimated loss includes estimated mortgage insurnace proceeds where applicable and in addition if the loan has been liquidated this reflects the actual loss that has been passed to the trust.
1/2/2008
As of 11/30/2007, the borrower is 30 days delinquent on this junior lien. The most recent BPO valued the subject property at $88,000 which represents a $89,000 (51 percent) value decline since origination; therefore, if no more payments are made, Clayton will look for this loan to be charged off once the borrower is 180 days delinquent. Furthermore, this loan was repurchased from the SASCO 2006-BC4 security in the 2/25/2007 distribution period prior to being added to this security.
Clayton asked the servicer to explain why this loan was repurchased from the previous security.
Default Reason: (Unknown)
-95.77% 4/1/2009 ($33,904) C3
Active
BPO $177,000
$88,000
$35,400
$34,849
20%
40% 10/12/2007
9896686
2
9/1/2007
MI
526
11/1/2006
2
12/31/2007
This loan was originated for $337,250 as the borrower's primary residence. However, a comment dated 9/6/2007 stated that the borrower confirmed that she is trying to rent the property but cannot find tenants. Further comments indicate that the borrower's living/financial situation changed since the origination of the loan as she is now separated from the person she was living with. The borrower is now in the process of working with the servicer on a short sale. Two payments were made on
10/3/2007 but no payments have been made since; therefore, the borrower is now delinquent. Also, a comment confirmed that the property has been damaged so
Clayton asked the servicer to file an insurance claim if needed. Furthermore, this loan used to be in the BNC 2006-2 deal but was repurchased from the security in the
2/25/2007 distribution period. Clayton asked the Master Servicer to confirm why this loan was previously repurchased and will submit it for repurchase again if applicable.
Default Reason: (Unknown)
36.20% 2/1/2009 $122,086 CC
Active
Internal Estimate $355,000
$277,022
$337,250
$337,161
95%
122% 09/30/2007
9896666
1
10/1/2007
DC
597
9/1/2006
1
12/31/2007
This loan is now in foreclosure status and the borrower reported damages to the property from a recent storm and that an insurance claim was filed. A foreclosure sale date is scheduled for 4/28/2008 and the servicer remains in contact with the borrower. We will continue to monitor this loan to verify that the servicer continues loss mitigation attempts and the all applicable insurance proceeds are received.
Default Reason: (Unknown)
-11.79% 12/1/2008 ($27,652) 3F
Active
BPO $293,000
$320,000
$234,400
$233,828
80%
73% 01/08/2007
9896658
1
8/1/2007
OR
490
8/1/2006
2
Watchlist
Loan Number
Lien
Group
State
Status
First Pmt.
Last Paid Dt.
Valuation
Valuation Date
Orig. Appr.
Current Value
Orig. Amount
Current Bal.
OLTV
CLTV
Severity
MI Type
Liq. Date
Coverage Est (Gain)/Loss *
Delinquency
FICO
SASCO 2007-BNC1 Loan-Level Report
Mortgage Data Through: November 30, 2007
2008 Clayton Fixed Income Services Inc. All rights reserved.
* The estimated loss includes estimated mortgage insurnace proceeds where applicable and in addition if the loan has been liquidated this reflects the actual loss that has been passed to the trust.
1/2/2008
This loan was referred to foreclosure on 11/6/2007 because the borrower has been unresponsive to all the servicer calls and loss mitigation efforts. It does not appear that a foreclosure sale is scheduled. We will continue to monitor the foreclosure process for this loan.
11/30/2007
The borrower is over 60 days delinquent of this loan as of 10/31/2007. This deal closed on 11/9/2007 with a cut-off date of 10/1/2007. The trust agreement for the deal states that no loans in the deal are greater than 60 days delinquent. However, the master servicer requested that Clayton does not submit such loans for the first six months of the deal. Therefore, if this loan is not repurchased by the 5/25/2007 distribution period, we will submit it for repurchase.
Default Reason: (Unknown)
31.70% 10/1/2008 $236,185 6F
Active
BPO $745,000
$655,000
$745,000
$745,000
100%
114% 10/19/2007
9895654
1
7/1/2007
CA
695
7/1/2007
2
1/2/2008
According to the servicer's system, this loan was referred to foreclosure on 12/19/2007 but it appears that the borrower made a payment on 11/26/2007 and another payment on 12/4/2007. Clayton asked the servicer to review this loan to ensure that payments were applied and to end the foreclosure if the payments go through.
11/30/2007
This loan is being added to the Watchlist because the borrower is 30 days delinquent as of 10/31/2007 and the loan has a balance of $837,687. Furthermore, this loan was a cash out refinance with a LTV of 90 percent and low documentation. We will closely monitor this loan to verify that the servicer exhausts all loss mitigation efforts on the borrower. We will update accordingly.
Default Reason: (Unknown)
42.06% 12/1/2008 $352,497 33
Active
Internal Estimate $931,000
$623,770
$837,900
$837,615
90%
134% 09/30/2007
9894924
1
9/1/2007
CA
651
6/1/2007
2
1/2/2008
This loan is now in foreclosure status and a sale was scheduled for 12/24/2007 but the borrower filed for bankruptcy on 12/13/2007 resulting in a postponement of the scheduled sale. It appears that the borrower is working with a third party debt consolidation company as the servicer has been receiving and working with the company for potential loss mitigation strategies. It is evident that the borrower wants to keep the home and the servicer advised that the borrower did not qualify for a loan modification review because the account was not old enough. Clayton will recommend that the servicer review this loan for a potential loan modification that would allow the borrower to keep the property.
11/30/2007
As of October 2007, the borrower was greater than 90 days delinquent. The cut-off date for this deal was 10/1/2007 and the closing date was 11/9/2007. The servicer's system confirmed that this loan was referred to foreclosure on 10/23/2007. The trust agreement for this deal states that no loan is greater than 60 days delinquent in this deal. The master servicer requested that Clayton waits six months from the first distribution period to recommend loans for repurchase. If this loan is not repurchased by the the 4/30/2007 cut-off, we'll submit this loan for repurchase. Furthermore, comments on the servicer's system reported that the client approved a modification of this loan that converted it from an adjustable rate mortgage to a fixed before the loan was securitized. The servicer is in contacted with the borrower in an effort to work out a loss mitigation strategy.
Default Reason: (Unknown)
50.28% 9/1/2008 $167,462 9F
Active
BPO $370,000
$222,500
$333,000
$332,929
90%
150% 11/30/2007
9894808
1
6/1/2007
MD
583
6/1/2007
1
Watchlist
Loan Number
Lien
Group
State
Status
First Pmt.
Last Paid Dt.
Valuation
Valuation Date
Orig. Appr.
Current Value
Orig. Amount
Current Bal.
OLTV
CLTV
Severity
MI Type
Liq. Date
Coverage Est (Gain)/Loss *
Delinquency
FICO
Section Three
Prepayment Penalty Analysis
2008 Clayton Fixed Income Services Inc. All rights reserved.
Trustee Remittance Date: December 25, 2007
SASCO 2007-BNC1 Prepayment Penalty Analysis
2008 Clayton Fixed Income Services Inc. All rights reserved.
Total Cash Flows
100.00% 100.00%
47.06% 64.71%
8 11
0 0
8 11
0 0
0 0
8 11
0 0
0 0
0 0
0 0
0 0
0 0
8 11
17 17
$0
$0
$43,883 $86,147
$43,883 $86,147
Penalties Remitted for loans with Active Prepayment Flags
Total Loans with Penalties Remitted to the Total Paid-Off Loans
Total Loans with Penalties Remitted
Loans without Prepayment Flags or with Expired Flags with Penalties Remitted
Loans with Active Prepayment Flags with Penalties Remitted
Aggregate Paid-Off Loans
Paid-Off Loans with Active Prepayment Flags that Did Not Have Penalties Remitted
Paid-Off Loans that Did Not Have Penalties Collected because of State Statutes
Other Exceptions
Total Paid-Off Loans with Active Prepayment Flags
Other - Actions Preventing the Collection of Prepayment Penalties
Documentation Issues Preventing the Collection of Prepayment Penalties
Loss Mitigation (Short Sales, Charge Offs)
Acceleration of Debt
Liquidated out of REO Status
Expired Prepayment Clauses (as stated in the Note)
Exceptions
Total Paid Off Loans With Prepayment Flags
Total Paid Off Loans
Total Collections by the Servicers
Difference
Amount Remitted by the Servicers
Amount Remitted to the Trust
11/25/2007 12/25/2007 Trustee Remittance Date
Trustee Remittance Date: December 25, 2007
SASCO 2007-BNC1 Paid-Off Mortgages With Prepayment Flags
2008 Clayton Fixed Income Services Inc. All rights reserved.
9895649 MI CC 5/25/2007 2 05/25/2009 $74,690 $740 1%
9895537 PA C0 5/15/2007 2 05/15/2009 $62,882 $2,950 5%
9895146 CA CC 5/3/2007 2 05/03/2009 $624,307 $23,084 4%
9896310 FL CC 6/28/2007 3 06/28/2010 $103,370 $3,487 3%
9894763 OH C0 4/24/2007 3 04/24/2010 $151,400 $1,520 1%
9896530 FL C0 7/9/2007 2 07/09/2009 $446,158 $18,405 4%
9894227 PA C0 2/20/2007 2 02/20/2009 $178,082 $5,503 3%
9896341 CA C0 6/27/2007 1 06/27/2008 $359,683 $13,959 4%
9894255 IN CC 2/20/2007 2 02/20/2009 $67,746 $1,329 2%
9894789 MD C0 4/20/2007 2 04/20/2009 $210,860 $10,079 5%
9894784 MD C0 4/13/2007 2 04/13/2009 $121,480 $5,091 4%
Loan
Number
State
Delinquency History
Origination
Date
Years to
Expiration
Expiration
Date
Payoff
Amount
PPP Remitted
% of PPP to
Payoff
Amount
Comments
Section Four
Loss Analysis
2008 Clayton Fixed Income Services Inc. All rights reserved.
Date Loan Loss Amount Loss Percentage
12/25/2007 $0.00 0.00%
11/25/2007 $0.00 0.00%
Totals:
*The loss percentage is a calculation of the total monthly loss as a percentage of the original balance of the security.
$0.00 0.00%
Losses Through: November 30, 2007
SASCO 2007-BNC1 Historical Monthly Losses
2008 Clayton Fixed Income Services Inc. All rights reserved.
Section Five
Analytics
2008 Clayton Fixed Income Services Inc. All rights reserved.
SASCO 2007-BNC1 FICO Distribution by Status
Mortgage Data Through: November 30, 2007
FICO Delinquency Percentage
430 Current 0
430 Delinquent 0.006
440 Current 0.001
450 Delinquent 0.006
460 Current 0.003
460 Delinquent 0.012
470 Current 0.002
470 Delinquent 0.006
480 Current 0.004
480 Delinquent 0.003
490 Current 0.009
490 Delinquent 0.034
500 Current 0.019
500 Delinquent 0.031
500 Paid Off 0.038
510 Current 0.034
510 Delinquent 0.037
520 Current 0.04
520 Delinquent 0.047
520 Paid Off 0.038
530 Current 0.034
530 Delinquent 0.037
530 Paid Off 0.038
540 Current 0.034
540 Delinquent 0.028
540 Paid Off 0.038
550 Current 0.047
550 Delinquent 0.043
560 Current 0.047
560 Delinquent 0.047
560 Paid Off 0.038
570 Current 0.044
570 Delinquent 0.068
570 Paid Off 0.077
580 Current 0.037
580 Delinquent 0.031
580 Paid Off 0.077
590 Current 0.047
590 Delinquent 0.04
590 Paid Off 0.038
600 Current 0.054
600 Delinquent 0.043
600 Paid Off 0.038
610 Current 0.059
610 Delinquent 0.05
620 Current 0.063
620 Delinquent 0.059
620 Paid Off 0.038
630 Current 0.072
Status # of Loans Std. Deviation Average
630 Delinquent 0.062
630 Paid Off 0.115
640 Current 0.074
640 Delinquent 0.065
640 Paid Off 0.038
650 Current 0.059
650 Delinquent 0.043
650 Paid Off 0.115
660 Current 0.055
660 Delinquent 0.034
660 Paid Off 0.077
670 Current 0.046
670 Delinquent 0.078
670 Paid Off 0.115
680 Current 0.031
680 Delinquent 0.028
680 Paid Off 0.038
690 Current 0.024
690 Delinquent 0.009
700 Current 0.013
700 Delinquent 0.016
700 Paid Off 0.038
710 Current 0.011
710 Delinquent 0.016
720 Current 0.008
720 Delinquent 0.009
730 Current 0.009
730 Delinquent 0.003
740 Current 0.006
740 Delinquent 0.003
750 Current 0.003
750 Delinquent 0.003
760 Current 0.004
770 Current 0.004
780 Current 0.001
790 Current 0.001
800 Current 0.001
810 Current 0
Current 2,860 606 61.114
Delinquent 322 594 65.238
Paid Off 26 613 54.463
3,208 Total:
Copyright 2008, Clayton Fixed Income Services Inc. All rights reserved.
SASCO 2007-BNC1 Loan-to-Value Distribution by Status
Mortgage Data Through: November 30, 2007
Status # of Loans Std. Deviation Average
LTV Delinquency Percentage
0.1 Current 0.001
0.2 Current 0.069
0.2 Delinquent 0.124
0.3 Current 0.005
0.4 Current 0.013
0.5 Current 0.019
0.5 Delinquent 0.003
0.6 Current 0.038
0.6 Delinquent 0.006
0.6 Paid Off 0.077
0.7 Current 0.083
0.7 Delinquent 0.012
0.7 Paid Off 0.038
0.8 Current 0.25
0.8 Delinquent 0.165
0.8 Paid Off 0.269
0.9 Current 0.252
0.9 Delinquent 0.323
0.9 Paid Off 0.192
1 Current 0.269
1 Delinquent 0.366
1 Paid Off 0.423
Current 2,860 0.847 0.135
Delinquent 322 0.914 0.079
Paid Off 26 0.863 0.118
3,208 Total:
Copyright 2008, Clayton Fixed Income Services Inc. All rights reserved.
SASCO 2007-BNC1 Balance Distribution by Status
Mortgage Data Through: November 30, 2007
Balance Delinquency Percentage
20000 Current 0.005
20000 Delinquent 0.003
30000 Current 0.024
30000 Delinquent 0.019
40000 Current 0.028
40000 Delinquent 0.016
50000 Current 0.034
50000 Delinquent 0.019
60000 Current 0.029
60000 Delinquent 0.031
70000 Current 0.035
70000 Delinquent 0.037
80000 Current 0.041
80000 Delinquent 0.028
90000 Current 0.025
90000 Delinquent 0.016
100000 Current 0.031
100000 Delinquent 0.025
110000 Current 0.024
110000 Delinquent 0.016
120000 Current 0.024
120000 Delinquent 0.031
130000 Current 0.025
130000 Delinquent 0.031
140000 Current 0.027
140000 Delinquent 0.009
150000 Current 0.029
150000 Delinquent 0.025
160000 Current 0.029
160000 Delinquent 0.012
170000 Current 0.029
170000 Delinquent 0.012
180000 Current 0.027
180000 Delinquent 0.031
190000 Current 0.03
190000 Delinquent 0.025
200000 Current 0.034
200000 Delinquent 0.019
210000 Current 0.028
210000 Delinquent 0.025
220000 Current 0.027
220000 Delinquent 0.031
230000 Current 0.021
230000 Delinquent 0.019
240000 Current 0.026
240000 Delinquent 0.019
250000 Current 0.024
250000 Delinquent 0.009
260000 Current 0.023
260000 Delinquent 0.012
270000 Current 0.026
270000 Delinquent 0.028
280000 Current 0.021
280000 Delinquent 0.012
290000 Current 0.018
290000 Delinquent 0.006
300000 Current 0.017
300000 Delinquent 0.022
310000 Current 0.013
310000 Delinquent 0.012
320000 Current 0.016
320000 Delinquent 0.016
330000 Current 0.01
330000 Delinquent 0.009
340000 Current 0.012
340000 Delinquent 0.016
350000 Current 0.015
350000 Delinquent 0.019
360000 Current 0.009
360000 Delinquent 0.009
370000 Current 0.011
370000 Delinquent 0.012
380000 Current 0.009
380000 Delinquent 0.019
390000 Current 0.005
390000 Delinquent 0.019
400000 Current 0.011
400000 Delinquent 0.022
410000 Current 0.005
410000 Delinquent 0.009
420000 Current 0.01
420000 Delinquent 0.022
430000 Current 0.006
430000 Delinquent 0.009
440000 Current 0.006
440000 Delinquent 0.025
450000 Current 0.01
450000 Delinquent 0.003
460000 Current 0.007
460000 Delinquent 0.012
470000 Current 0.006
470000 Delinquent 0.006
480000 Current 0.004
480000 Delinquent 0.003
490000 Current 0.005
490000 Delinquent 0.003
500000 Current 0.007
500000 Delinquent 0.016
510000 Current 0.004
510000 Delinquent 0.006
520000 Current 0.003
520000 Delinquent 0.012
Status # of Loans Std. Deviation Average
530000 Current 0.003
530000 Delinquent 0.009
540000 Current 0.004
550000 Current 0.002
550000 Delinquent 0.012
560000 Current 0.003
560000 Delinquent 0.006
570000 Current 0.004
570000 Delinquent 0.016
580000 Current 0.003
580000 Delinquent 0.009
590000 Current 0.003
590000 Delinquent 0.016
600000 Current 0.004
600000 Delinquent 0.009
610000 Current 0.003
610000 Delinquent 0.006
620000 Current 0.002
630000 Current 0.004
630000 Delinquent 0.003
640000 Current 0.002
640000 Delinquent 0.003
650000 Current 0.003
650000 Delinquent 0.006
660000 Current 0.001
660000 Delinquent 0.003
670000 Current 0.001
670000 Delinquent 0.006
680000 Current 0.001
680000 Delinquent 0.009
690000 Current 0.001
700000 Current 0
710000 Current 0.001
710000 Delinquent 0.003
720000 Current 0.001
740000 Current 0.001
750000 Current 0.001
750000 Delinquent 0.006
760000 Current 0.001
770000 Current 0.001
780000 Current 0.001
780000 Delinquent 0.003
800000 Current 0
810000 Current 0
820000 Current 0
830000 Current 0.001
840000 Delinquent 0.003
850000 Current 0
850000 Delinquent 0.003
930000 Current 0
990000 Current 0
1000000 Current 0
Current 2,860 225,806.21 154,488.87
Delinquent 322 286,998.29 185,709.25
3,182 Total:
Copyright 2008, Clayton Fixed Income Services Inc. All rights reserved.
SASCO 2007-BNC1 Mortgage Type Distribution by Status
Mortgage Data Through: November 30, 2007
Mortgage Type Loan Count Avg. Balance Total Balance Std. Deviation
Mortgage Type Delinquency Percentage
Investment Home Current 0.132
Investment Home Delinquent 0.09
Investment Home Paid Off 0.115
Primary Home Current 0.852
Primary Home Delinquent 0.901
Primary Home Paid Off 0.885
Second Home Current 0.016
Second Home Delinquent 0.009
Fixed 738,219,208.41 230,118.21 159,686.32 3,208
3,208 Total: 738,219,208.41
Copyright 2008, Clayton Fixed Income Services Inc. All rights reserved.
SASCO 2007-BNC1 Mortgage Term Distribution by Status
Mortgage Data Through: November 30, 2007
# of Loans Other 180 120 240 360
Mortgage Term Delinquency Percentage
180 Delinquent 0.127
180 Current 0.071
240 Current 0.001
240 Delinquent 0.003
360 Delinquent 0.87
360 Paid Off 1
360 Current 0.928
3,208 3 244 0 0
2961
Copyright 2008, Clayton Fixed Income Services Inc. All rights reserved.
Cash-out
refinance
Purchase
Rate/term
refinance
Home
Improvement
Other
1,713
53.4%
40.0%
1,285
6.6% 212
0.0% 0
0.0% 0
Cash-out
refinance
Purchase
Rate/term
refinance
Home
Improvement
Other
54.3% 1,554
38.6% 1,105
7.0% 201
0.0% 0
0.0% 0
Total 3,210 100% Total 2,860 100%
Cash-out
refinance
Purchase
Rate/term
refinance
Home
Improvement
Other
Cash-out
refinance
Purchase
Rate/term
refinance
Home
Improvement
Other
44.4% 143
52.2% 168
3.4% 11
0.0% 0
0.0% 0
61.5% 16
38.5% 10
0.0% 0
0.0% 0
0.0% 0
Total 322 100% Total 26 100%
Purpose Number Percentage Purpose Number Percentage
Delinquent Loans Paid Off Loans
SASCO 2007-BNC1 Mortgage Purpose Distribution
Mortgage Data Through: November 30, 2007
Purpose Number Percentage Purpose Number Percentage
Origination Statistics Current Loans
Copyright 2008, Clayton Fixed Income Services Inc. All rights reserved.
SASCO 2007-BNC1 Ownership Distribution by Status
Mortgage Data Through: November 30, 2007
Title # of Loans
Ownership Type Delinquency Percentage
Investment Home Current 0.132
Investment Home Delinquent 0.09
Investment Home Paid Off 0.115
Primary Home Current 0.852
Primary Home Delinquent 0.901
Primary Home Paid Off 0.885
Second Home Current 0.016
Second Home Delinquent 0.009
Investment Home 410
Primary Home 2,750
Second Home 48
3,208 Total:
Copyright 2008, Clayton Fixed Income Services Inc. All rights reserved.
AsOfDate 30 Days 60 Days 90 Days Foreclosure REO
10/31/2007 30225442.12 13490884.78 332928.86 0 0
11/30/2007 56994683.38 22512713.76 76895 12829158.72 0
SASCO 2007-BNC1 Delinquent Balance Over Time
Mortgage Data Through: November 30, 2007
Copyright 2008, Clayton Fixed Income Services Inc. All rights reserved.
AsOfDate 30 Days 60 Days 90 Days Foreclosure REO
10/31/2007 117 40 1 0 0
11/30/2007 199 86 1 36 0
SASCO 2007-BNC1 Delinquent Count Over Time
Mortgage Data Through: November 30, 2007
Copyright 2008, Clayton Fixed Income Services Inc. All rights reserved.
Date Distribution Date CPR 3-Month MA 6-Month MA 12-Month MA
11/30/2007 12/25/2007 7.75%
10/31/2007 11/25/2007 7.08%
Mortgage Data Through: November 30, 2007
SASCO 2007-BNC1 Conditional Prepayment Rates
Copyright 2008, Clayton Fixed Income Services Inc. All rights reserved.
Date Average Age Default Rate
Weighted
CDR (F-R) SDA % Default Amt
Monthly
SDA Curve
30-Nov-07 7.18 0.00% 0.00% 0% $0 0.14%
31-Oct-07 6.19 0.00% 0.00% 0% $0 0.12%
SASCO 2007-BNC1 Historical SDA Performance
Mortgage Data Through: November 30, 2007
Averages: 0.00% 0.00% 0% $0 6.68 0.13%
Copyright 2008, Clayton Fixed Income Services Inc. All rights reserved.
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